Trade Payables	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Trade Payables	Note 16 – Trade Payables
	As at December 31,
	2018	2017
	$ Thousands
Current
Trade Payables	25,082	36,994
Accrued expenses and other payables	22,590	21,901
	47,672	58,895